Finance Income and Costs - Details of Finance Income and Costs (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest revenue calculated using effective interest method	₩ 576,782	₩ 502,147	₩ 226,584